March 31, 2003

       Oppenheimer
       Champion Income Fund



                                   Semiannual
                                     Report
                                    --------
                                   Management
                                  Commentaries


                                    [GRAPHIC]
Fund Highlights
Performance Update
Investment Strategy Discussion
Financial Statements

"In what was a volatile period for the high yield market, the Fund provided shareholders with a positive return, mainly by sticking with its defensive stance and emphasizing diversification and risk control."

                                                                          [LOGO]
                                                             OppenheimerFunds(R)
                                                         The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Champion Income Fund primarily seeks a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc., believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

Fund News
On February 5, 2003, Art Steinmetz (along with Dimitrios Kourkoulakos, who has been co-portfolio manager of the Fund since July 2002) assumed management of the Fund. Art brings 15 years of portfolio management and leadership experience to the Fund. As the head of our International Bond Team and manager of our largest fixed income fund, Oppenheimer Strategic Income Fund, he has built a well-defined and disciplined quantitative process that he will incorporate into this Fund.

    CONTENTS

 1   Letter to Shareholders

 2   An Interview
     with Your Fund's
     Managers

 8   Financial
     Statements

48   Trustees and Officers




Cumulative Total Returns*
          For the 6-Month Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   10.88%       5.62%
---------------------------------
Class B   10.49        5.49
---------------------------------
Class C   10.50        9.50
---------------------------------
Class N   10.78        9.78

Average Annual Total Returns*
          For the 1-Year Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   1.51%        -3.31%
---------------------------------
Class B   0.76         -3.90
---------------------------------
Class C   0.77         -0.16
---------------------------------
Class N   1.31          0.37

Standardized Yields 1
          For the 30-Days
          Ended 3/31/03
---------------------------------
Class A   8.44%
---------------------------------
Class B   8.10
---------------------------------
Class C   8.13
---------------------------------
Class N   8.48

1. Standardized yield is based on net investment income for the 30-day period ended March 31, 2003. Falling share prices will tend to artificially raise yields.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,
/S/ JAMES C. SWAIN           /S/ JOHN V. MURPHY
James C. Swain               John V. Murphy
April 22, 2003

[PHOTOS]
James C. Swain
Chairman
Oppenheimer
Champion Income Fund

John V. Murphy
President
Oppenheimer
Champion Income Fund



These general market views represent opinions of OppenheimerFunds, Inc.
and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

1  |  OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Q
How would you characterize the Fund's performance during the six-month period that ended March 31, 2003?
A. Oppenheimer Champion Income Fund had strong absolute returns, but delivered lower-than-average returns during a period in which high yield bonds experienced extreme volatility. 2 While performance proved relatively weak during the last three months of 2002, our emphasis on diversification and risk control enabled the Fund to gain ground on its benchmark during the first three months of 2003.

What made this such a volatile period for the high yield market?
Markets were battered during the period by conflicting economic and political forces. On the positive side, the U.S. economy showed signs of mild growth, and inflation and interest rates remained low. On the negative side, corporate capital spending remained weak, which inhibited growth in the areas of technology and telecommunications. Consumer sentiment declined as well, which hurt many consumer-related businesses.
   On balance, however, economic trends remained favorable. Prospects for a recovery drove stock and high yield bond prices sharply higher in late 2002, particularly among the riskiest and most speculative industry areas of technology and telecommunications. The Fund's performance proved relatively weak during these months since our investment discipline led us to avoid securities issued by companies with poor fundamentals. Instead, we emphasized defensive and cyclically oriented areas of the market, such as utilities and industrial commodities, which provided weaker gains.
   In 2003, on the other hand, geopolitical uncertainties sapped investor confidence and caused stocks and high yield bond prices to dip. During these months, the Fund's strategy proved relatively effective at maintaining asset value, enabling us to

[SIDEBAR]
Portfolio Management Team
Art Steinmetz
Dimitrios Kourkoulakos



2. The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of below-investment-grade debt securities of U.S. corporate issuers, which had a six-month return of 14.04% for the period ended 3/31/03.

2  |  OPPENHEIMER CHAMPION INCOME FUND
recover some of the ground we lost to the Fund's benchmark, the Merrill Lynch High Yield Master Index, earlier in the period. The Fund's strongest performers included bonds issued by energy refining companies, which benefited from strong energy prices and weak domestic supply; utilities, which made effective moves to sell non-performing assets; and chemical manufacturers, such as Lyondell Chemical Co., which were helped by firm industrial demand. 3

What is the investment approach of the Fund's new management?
We have gathered an experienced and highly effective portfolio team, and built a well-defined and disciplined quantitative process that places great emphasis on risk control. Our approach is based on a conservative philosophy in analyzing credits and monitoring corporate issues to detect fundamental problems and potential risks, while at the same time discovering opportunities for growth. We believe that the key to investing in lower-rated securities is understanding the special credit risks involved. So we spend a lot of time researching each issuer from the bottom up to evaluate their liquidity, financial strength and earnings power.
   We do not limit ourselves to the highest yielding securities. Sometimes we find outstanding opportunities in bonds that offer growth potential rather than income, such as bonds selling at steeply discounted prices. At the same time, we avoid taking concentrated risks in any one industry sector, and diversify broadly among a large number of individual securities, so that no single company will have a material impact on the Fund's overall performance.

What is your outlook over the coming months?
Looking ahead, we see favorable prospects for the U.S. economy in general and the high yield bond market in particular. Although war worries acted as a brake on market advances,

3. The Fund's holdings and allocations are subject to change.

3  |  OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

business fundamentals have firmed in many industries, and appear poised for recovery in others. Broad economic indicators continue to show signs of gradual recovery, including improvements in industrial production and increases in manufacturing activity. As a result, we continue to place slightly greater emphasis than our benchmark index on cyclical industry areas we believe are well positioned to benefit from economic growth.
   Within the high yield market, the supply of new issues is declining as companies strive to pay down their debt. At the same time, demand is rising as investors increasingly seek to enhance portfolio yields. Furthermore, high yield instruments are currently available at attractive yields compared to Treasuries. This yield cushion offers today's high yield investors opportunities to realize improved returns if interest rates, currently at historically low levels, should rise. These favorable conditions, along with our disciplined approach to risk management make Oppenheimer Champion Income Fund a continuing part of The Right Way to Invest.


Average Annual Total Returns with Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
-------------------------------
-3.31%  -0.65% 5.07%

Class B        Since
1-Year  5-Year Inception
-------------------------------
-3.90%  -0.69% 3.91%

Class C        Since
1-Year  5-Year Inception
-------------------------------
-0.16%  -0.44% 4.12%

Class N        Since
1-Year  5-Year Inception
-------------------------------
 0.37%  N/A   -2.14%

4. See Notes on page 6 for further details.

4  |  OPPENHEIMER CHAMPION INCOME FUND

Top Five Holdings By Issuer 6
---------------------------------------------------------------
Repurchase Agreement                                     4.0%
---------------------------------------------------------------
JP Morgan Chase & Co.                                    3.7
---------------------------------------------------------------
Bear Stearns Cos.                                        2.2
---------------------------------------------------------------
Nextel Communications, Inc.                              1.6
---------------------------------------------------------------
Allied Waste North America, Inc.                         1.4


Credit Allocation 5

[PIE CHART]
o AAA              0.1%
o A                2.7
o BBB              5.7
o BB              27.7
o B               48.3
o CCC              8.8
o CC               0.8
o C                0.1
o D                0.1
o Other            5.7


5. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003 and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently less than 0.01% of total investments) but which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on total market value of investments.

5  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


6  |  OPPENHEIMER CHAMPION INCOME FUND

                                                            Financial Statements
                                                                      Pages 8-47

7  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--0.2%

 Consumer Credit Reference Index Securities Program, Credit Card Asset-
 Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                    $ 3,000,000           $    3,124,688
------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                    2,258,663                  112,933
------------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
 8.75%, 12/25/28 1                                                                     523,624                  190,141
                                                                                                        ----------------
 Total Asset-Backed Securities (Cost $5,538,777)                                                              3,427,762

------------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--1.7%

 AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-
 Through Certificates:
 Series 1997-C1, Cl. G, 7%, 6/17/29 2                                                  150,000                  146,921
 Series 1997-C1, Cl. H, 7%, 6/17/29 2                                                  360,000                  328,563
------------------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1997-D4, Cl. B2, 7.525%, 4/14/29                                               333,000                  277,353
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29                                             1,834,000                1,466,054
------------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg. Interest-Only
 Certificates, Series 2002-C KP1, Cl. AX, 11.991%, 12/15/35 1,3                     73,703,384                1,013,422
------------------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 7.939%, 4/29/39 1,4                                          750,000                  751,172
 Series 1997-CHL1, Cl. E, 7.998%, 4/29/39 1,4                                        4,000,000                3,374,376
------------------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
 Mtg. Pass-Through Certificates:
 Series 1997-C2, Cl. F, 7.50%, 11/18/29                                              3,400,000                2,936,219
 Series 1997-C2, Cl. G, 7.50%, 11/18/29                                              2,000,000                1,678,125
------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Interest- Only Mtg.
 Obligations, Series 1999-PLS1, Cl. X, 13.951%,
 2/15/32 1,3                                                                        61,283,222                1,151,454
------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1997-C1, Cl. F, 6.85%, 2/15/20 1                                               680,000                  674,900
 Series 1997-HF1, Cl. F, 6.86%, 2/15/10 2                                              225,000                  223,499
 Series 1997-RR, Cl. D, 7.689%, 4/30/39 2,4                                          4,150,224                3,872,528
 Series 1997-RR, Cl. E, 7.642%, 4/30/39 2,4                                            400,022                  323,844
 Series 1997-RR, Cl. F, 7.72%, 4/30/39 2,4                                           7,400,399                5,038,464
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30 2                                           1,200,000                1,187,886
------------------------------------------------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
 Series 1997-MC1, Cl. F, 7.452%, 5/20/07 2                                             600,000                  567,951
                                                                                                        ----------------
 Total Mortgage-Backed Obligations (Cost $24,674,249)                                                        25,012,731

------------------------------------------------------------------------------------------------------------------------
 Loan Participations--0.0%

 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 11.111%,
 1/1/02 1,5,6 (Cost $3,866,575)                                                      3,945,448                   19,727

------------------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--85.0%
------------------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--24.4%
------------------------------------------------------------------------------------------------------------------------
 Auto Components--1.7%
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
 Series B, 2/15/10                                                                   2,800,000                2,716,000
------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                            1,550,000                1,504,740




8  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Auto Components Continued
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                                           $ 4,870,000           $    4,821,300
 10.125% Nts., 3/15/10                                                               2,000,000                2,055,000
------------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                                                  3,600,000                3,438,000
 9% Sr. Sub. Nts., Series B, 5/1/09[EUR]                                               700,000                  672,179
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                             600,000                  492,000
------------------------------------------------------------------------------------------------------------------------
 Exide Corp., 10% Sr. Unsec. Nts., 4/15/05 1,5,6                                     2,800,000                   84,000
------------------------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                  600,000                  652,500
------------------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12                                         1,450,000                1,149,125
------------------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                           4,800,000                4,896,000
------------------------------------------------------------------------------------------------------------------------
 Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                     2,250,000                1,726,875
                                                                                                        ----------------
                                                                                                             24,207,719

------------------------------------------------------------------------------------------------------------------------
 Automobiles--0.4%
 Ford Motor Credit Co., 7.25% Nts., 10/25/11                                         6,570,000                6,038,868
------------------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--7.0%
 Ameristar Casinos, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                       1,000,000                1,090,000
------------------------------------------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                                  1,675,000                  510,875
------------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                       1,900,000                1,980,750
------------------------------------------------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                   4,100,000                4,264,000
------------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                     2,900,000                3,081,250
------------------------------------------------------------------------------------------------------------------------
 Buffets, Inc., 11.25% Sr. Sub. Nts., 7/15/10                                          300,000                  260,250
------------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,5,6              7,500                       --
------------------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09 1              3,000,000                3,210,000
------------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                    3,000,000                3,217,500
------------------------------------------------------------------------------------------------------------------------
 Family Restaurants, Inc., 10.875% Sr. Sub. Disc. Nts., 2/1/04 1,5,6                   400,000                    4,000
------------------------------------------------------------------------------------------------------------------------
 Herbst Gaming, Inc., 10.75% Sr. Sec. Nts., 9/1/08 2                                   800,000                  860,000
------------------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 7.625% Nts., 5/15/08                                                                3,100,000                3,173,743
 7.625% Nts., 12/1/12                                                                  700,000                  703,175
------------------------------------------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07 1                              4,850,000                5,238,000
------------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                 2,100,000                1,832,250
------------------------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 8.625% Sr. Sub. Nts., 5/15/09                                 4,000,000                4,240,000
------------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                            2,700,000                2,808,000
------------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                              2,400,000                2,508,000
------------------------------------------------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                    3,250,000                3,185,000
------------------------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                        3,725,000                4,041,625
------------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                                                       1,000,000                1,052,500
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                       4,000,000                4,345,000
------------------------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                               5,500,000                5,912,500



9  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12                                                          $ 1,300,000           $    1,353,625
 8.375% Sr. Sub. Nts., 7/1/11                                                        3,000,000                3,146,250
------------------------------------------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                       4,500,000                4,601,250
------------------------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                           2,200,000                2,255,000
------------------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,5,6                                    3,900,000                       --
------------------------------------------------------------------------------------------------------------------------
 Premier Parks, Inc.:
 9.75% Sr. Nts., 6/15/07                                                             1,850,000                1,803,750
 10% Sr. Disc. Nts., 4/1/08                                                          3,470,000                3,396,262
------------------------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                               1,700,000                1,513,000
------------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                         2,900,000                2,762,250
------------------------------------------------------------------------------------------------------------------------
 Six Flags, Inc., 8.875% Sr. Nts., 2/1/10                                            2,000,000                1,855,000
------------------------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 8.375% Nts., 5/1/12 2,4                  5,150,000                5,156,438
------------------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                          1,700,000                1,874,250
------------------------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                 3,500,000                3,613,750
------------------------------------------------------------------------------------------------------------------------
 Universal City Development Partners, 11.75% Sr. Nts., 4/1/10 2                      3,200,000                3,188,160
------------------------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09                             2,750,000                2,846,250
------------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10            1,700,000                1,787,125
------------------------------------------------------------------------------------------------------------------------
 Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                           2,500,000                2,712,500
                                                                                                        ----------------
                                                                                                            101,383,278

------------------------------------------------------------------------------------------------------------------------
 Household Durables--2.1%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                    2,800,000                2,947,000
------------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 7.875% Sr. Nts., 8/15/11                                                            1,600,000                1,668,000
 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                  400,000                  422,000
 9.75% Sr. Sub. Nts., 9/15/10                                                          600,000                  652,500
------------------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Debs., 2/15/10                               3,500,000                3,841,250
------------------------------------------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10                                           1,500,000                1,312,500
------------------------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                        1,600,000                1,616,000
------------------------------------------------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                                                      1,550,000                1,635,250
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                 1,950,000                2,110,875
------------------------------------------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                       1,000,000                1,060,000
------------------------------------------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                 2,000,000                2,005,000
------------------------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                2,000,000                2,045,000
------------------------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                            1,500,000                1,575,000
------------------------------------------------------------------------------------------------------------------------
 WCI Communities, Inc.:
 9.125% Sr. Sub. Nts., 5/1/12                                                        1,900,000                1,843,000
 10.625% Sr. Unsec. Sub. Nts., 2/15/11                                               1,800,000                1,845,000
------------------------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                   2,500,000                2,481,250
------------------------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                             2,300,000                2,248,250
                                                                                                        ----------------
                                                                                                             31,307,875





10  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Internet & Catalog Retail--0.4%
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08 1,7                        $ 5,400,000           $    5,568,750
------------------------------------------------------------------------------------------------------------------------
 Leisure Equipment & Products--0.2%
 Remington Arms Co., Inc., 10.50% Sr. Nts., 2/1/11 2                                 2,300,000                2,472,500
------------------------------------------------------------------------------------------------------------------------
 Media--9.1%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09 5,6                                                  1,740,000                  704,700
 8.125% Sr. Nts., Series B, 7/15/03 5,6                                              5,000,000                2,025,000
 10.25% Sr. Unsec. Nts., 11/1/06 5,6                                                 3,800,000                1,539,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,6                                              300,000                  126,000
 10.875% Sr. Unsec. Nts., 10/1/10 5,6                                                2,300,000                  943,000
------------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec.
 Sub. Nts., 12/15/12                                                                 3,300,000                3,374,250
------------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                         8,000,000                8,000,000
------------------------------------------------------------------------------------------------------------------------
 American Media, Inc., 8.875% Sr. Sub. Nts., 1/15/11 2                               2,700,000                2,929,500
------------------------------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                            1,500,000                1,605,000
------------------------------------------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc:
 6.875% Nts., 2/23/09                                                                  700,000                  750,090
 8.20% Sr. Unsec. Nts., 7/15/09                                                        600,000                  673,003
------------------------------------------------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Nts., 4/15/13 2                                       900,000                  929,250
------------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr. Sub. Nts.,
 Series B, 2/1/09                                                                    6,750,000                6,522,187
------------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 7                                           12,250,000                5,022,500
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 7                                     4,000,000                1,240,000
 8.625% Sr. Unsec. Nts., 4/1/09                                                     13,050,000                6,100,875
 10% Sr. Nts., 4/1/09                                                                2,700,000                1,262,250
 10% Sr. Unsec. Sub. Nts., 5/15/11                                                   1,000,000                  440,000
 10.75% Sr. Unsec. Nts., 10/1/09                                                       600,000                  280,500
------------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc.:
 9% Sr. Sub. Nts., 2/1/13 2                                                          2,800,000                2,989,000
 9.625% Sr. Sub. Nts., Series B, 8/1/08                                              1,000,000                1,018,750
------------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc.:
 9.375% Sr. Sub. Nts., Series B, 8/1/09 1,5,6                                          500,000                   37,500
 10.50% Sr. Sub. Nts., 3/1/10 1,5,6                                                  5,175,000                  388,125
------------------------------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                              1,800,000                1,883,250
------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
 Series B, 4/1/11                                                                   12,650,000               12,744,875
------------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts.,
 Series B, 3/1/08 1,5,6                                                              2,400,000                   78,000
------------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09                                                            2,500,000                2,743,750
 9.375% Sr. Unsec. Nts., 2/1/09                                                      4,000,000                4,280,000
 10.375% Sr. Unsec. Nts., 10/1/07                                                    3,100,000                3,425,500
------------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts.,
 Series B, 3/15/09                                                                   2,250,000                2,356,875
------------------------------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts.,
 3/1/14                                                                              1,500,000                1,593,750
------------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                     3,000,000                3,097,500
------------------------------------------------------------------------------------------------------------------------
 Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                1,750,000                1,905,312




11  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Media Continued
 Hollinger International Publishing, Inc., 9% Sr. Nts.,
 12/15/10 2                                                                        $ 2,500,000           $    2,656,250
------------------------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co.:
 8.25% Sr. Nts., 2/1/11 2                                                            3,400,000                3,655,000
 9.875% Sr. Sub. Nts., 2/1/13 2                                                      1,700,000                1,844,500
------------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts.,
 10/1/09                                                                               350,000                  363,125
------------------------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr. Sub. Nts., 1/1/13 2                                    1,000,000                1,043,750
------------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                   850,000                  884,000
------------------------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                              1,900,000                2,310,520
------------------------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12                                       6,000,000                6,210,000
------------------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 2                                                         1,900,000                2,104,250
 10.875% Sr. Sub. Nts., 12/15/12 2                                                   3,100,000                3,557,250
------------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                      1,450,000                1,584,125
------------------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12                         3,050,000                3,332,125
------------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12                                                           5,250,000                5,446,875
 8% Sr. Sub. Nts., 3/15/12 2                                                         1,800,000                1,867,500
 8.75% Sr. Sub. Nts., 12/15/11                                                       1,250,000                1,334,375
------------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr.
 Unsec. Sub. Nts., 11/1/09                                                           4,750,000                4,940,000
------------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09 5,6,7                           4,800,000                  324,000
 10.875% Sr. Unsec. Nts., Series B, 8/1/09 5,6                                       3,600,000                  351,000
 11.25% Sr. Nts., Series B, 11/1/09 5,6[EUR]                                         3,000,000                  261,888
------------------------------------------------------------------------------------------------------------------------
 Vertis, Inc., 10.875% Sr. Nts., 6/15/09 2                                           1,600,000                1,660,000
------------------------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                        1,500,000                1,545,683
------------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                                      3,000,000                3,060,000
                                                                                                        ----------------
                                                                                                            133,345,508

------------------------------------------------------------------------------------------------------------------------
 Multiline Retail--0.6%
 J. C. Penney Co., Inc.:
 7.60% Nts., 4/1/07                                                                  2,600,000                2,678,000
 8% Nts., 3/1/10                                                                     2,500,000                2,600,000
------------------------------------------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                                                     1,500,000                1,533,750
 9.875% Nts., 10/1/11                                                                1,900,000                2,002,125
                                                                                                        ----------------
                                                                                                              8,813,875

------------------------------------------------------------------------------------------------------------------------
 Specialty Retail--2.5%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                            3,000,000                2,572,500
------------------------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                        2,500,000                2,650,000
------------------------------------------------------------------------------------------------------------------------
 Building Materials Corp., 8% Sr. Nts., 12/1/08 1                                    1,350,000                1,090,125
------------------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06 1                                      5,900,000                6,431,000
------------------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec.
 Sub. Nts., 5/1/08 1                                                                 2,000,000                1,730,000
------------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                          3,500,000                3,325,000




12  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Specialty Retail Continued
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08 1                              $ 1,025,000           $    1,012,188
------------------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The):
 6.90% Nts., 9/15/07                                                                 2,600,000                2,697,500
 10.55% Unsub. Nts., 12/15/08                                                          800,000                  924,000
------------------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                        2,500,000                2,618,750
------------------------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                          3,000,000                3,345,000
------------------------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc.:
 10.75% Sr. Nts., 4/15/08 2                                                          1,600,000                1,664,000
 10.75% Sr. Unsec. Nts., 4/15/08                                                     4,350,000                4,524,000
------------------------------------------------------------------------------------------------------------------------
 United Rentals, Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                             400,000                  346,000
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                       1,500,000                1,312,500
                                                                                                        ----------------
                                                                                                             36,242,563

------------------------------------------------------------------------------------------------------------------------
 Textiles & Apparel--0.4%
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08 1,5,6                       2,400,000                   54,000
------------------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts., 1/15/08                                                    1,400,000                1,330,000
 12.25% Sr. Nts., 12/15/12 2                                                         2,800,000                2,667,000
------------------------------------------------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10                                               2,000,000                2,170,000
                                                                                                        ----------------
                                                                                                              6,221,000

------------------------------------------------------------------------------------------------------------------------
 Consumer Staples--4.7%
------------------------------------------------------------------------------------------------------------------------
 Beverages--0.6%
 Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09                        1,500,000                1,590,000
------------------------------------------------------------------------------------------------------------------------
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                           2,000,000                2,080,000
------------------------------------------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                         5,075,000                4,669,000
                                                                                                        ----------------
                                                                                                              8,339,000

------------------------------------------------------------------------------------------------------------------------
 Food & Drug Retailing--1.1%
 B&G Foods, Inc., 9.625% Sr. Sub. Nts., 8/1/07                                       4,000,000                4,140,000
------------------------------------------------------------------------------------------------------------------------
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                                3,100,000                3,162,000
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 5,6                                                 1,900,000                  399,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 5                                     400,000                   14,000
------------------------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The):
 7.75% Nts., 4/15/07                                                                   900,000                  730,125
 9.125% Sr. Nts., 12/15/11                                                             700,000                  568,750
------------------------------------------------------------------------------------------------------------------------
 Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                          1,000,000                  965,000
------------------------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                  1,875,000                1,790,625
------------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12                                  1,000,000                  965,000
------------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp., 9.50% Sr. Sec. Nts., 2/15/11 2                                      1,600,000                1,664,000
------------------------------------------------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                    1,550,000                1,635,250
                                                                                                        ----------------
                                                                                                             16,033,750





13  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Food Products--2.0%
 American Seafood Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                        $ 3,500,000           $    3,718,750
------------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                           2,000,000                  900,000
------------------------------------------------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12 2                        1,650,000                1,493,250
------------------------------------------------------------------------------------------------------------------------
 Del Monte Corp.:
 8.625% Sr. Sub. Nts., 12/15/12 2                                                    3,600,000                3,834,000
 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                                 1,450,000                1,553,312
------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 2                                       2,700,000                2,781,000
------------------------------------------------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 7.25% Sr. Nts., 5/1/09                                                              3,000,000                3,135,000
 8.875% Sr. Nts., 3/15/11 2                                                          1,300,000                1,358,500
------------------------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11                            2,000,000                2,250,000
------------------------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                          800,000                  212,000
------------------------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                             2,400,000                2,460,000
------------------------------------------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09 2                                            2,500,000                2,487,500
------------------------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc:
 10.625% Sr. Sub. Nts., 4/15/11 1[EUR]                                               1,000,000                1,227,600
 10.75% Sr. Sub. Nts., 4/15/11 1[GBP]                                                1,000,000                1,786,135
                                                                                                        ----------------
                                                                                                             29,197,047

------------------------------------------------------------------------------------------------------------------------
 Household Products--0.8%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1                                         3,600,000                3,582,000
------------------------------------------------------------------------------------------------------------------------
 Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09                       2,500,000                2,756,250
------------------------------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07                                              500,000                  381,875
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                     1,550,000                1,183,813
------------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                         2,700,000                2,943,000
------------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                          1,000,000                  920,000
------------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts.,
 7/1/08 1,5,6                                                                        2,815,000                       --
                                                                                                        ----------------
                                                                                                             11,766,938

------------------------------------------------------------------------------------------------------------------------
 Personal Products--0.2%
 French Fragrances, Inc., 10.375% Gtd. Sr. Unsec. Nts.,
 Series D, 5/15/07                                                                   2,910,000                2,924,550
------------------------------------------------------------------------------------------------------------------------
 Energy--6.1%
------------------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--2.2%
 BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                        2,750,000                2,956,250
------------------------------------------------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                        1,200,000                1,188,000
------------------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B,
 2/15/08 1,5,6                                                                       1,985,000                  506,175
------------------------------------------------------------------------------------------------------------------------
 Grant Prideco, Inc., 9% Sr. Nts., 12/15/09 2                                        1,200,000                1,287,000
------------------------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts.,
 Series A, 9/1/08                                                                    1,500,000                1,477,500
------------------------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                     7,000,000                7,481,250
------------------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                   5,800,000                5,133,000
------------------------------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                1,500,000                1,629,375
------------------------------------------------------------------------------------------------------------------------
 SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11 1                                         2,000,000                2,130,000




14  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services Continued
 Universal Compression Holdings, Inc., 9.875% Sr. Disc. Nts.,
 2/15/08                                                                           $ 8,000,000           $    8,440,000
                                                                                                        ----------------
                                                                                                             32,228,550

------------------------------------------------------------------------------------------------------------------------
 Oil & Gas--3.9%
 Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                                 2,000,000                1,820,000
------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 7.75% Sr. Unsec. Nts., 1/15/15                                                      1,200,000                1,242,000
 8.125% Sr. Unsec. Nts., 4/1/11                                                      1,000,000                1,060,000
 8.375% Sr. Unsec. Nts., 11/1/08                                                     1,400,000                1,487,500
 9% Sr. Nts., 8/15/12                                                                1,500,000                1,635,000
 9% Sr. Unsec. Nts., 8/15/12 2                                                         700,000                  763,000
------------------------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Sub. Nts., 6/1/10 2                                                       2,800,000                2,870,000
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                                        3,750,000                3,843,750
 10.625% Sr. Sub. Nts., 12/1/12 2                                                      900,000                  999,000
------------------------------------------------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                            2,800,000                2,828,000
------------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                       5,600,000                6,188,000
------------------------------------------------------------------------------------------------------------------------
 Giant Industries, Inc., 11% Sr. Sub. Nts., 5/15/12                                    600,000                  534,000
------------------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375% Sr.
 Unsec. Sub. Nts., Series B, 6/1/09 1                                                2,150,000                2,257,500
------------------------------------------------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                             2,800,000                3,058,269
------------------------------------------------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                              1,000,000                1,105,389
------------------------------------------------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 2                              3,100,000                3,348,000
------------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp.:
 8.25% Sr. Unsec. Sub. Nts., 12/15/11 1                                              3,700,000                3,848,000
 8.75% Sr. Sub. Nts., 9/15/07                                                        1,905,000                1,990,725
------------------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                     3,000,000                3,228,750
------------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp., 9.625% Sr. Sub. Nts., 4/1/12                                8,250,000                7,095,000
------------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                       5,700,000                6,113,250
                                                                                                        ----------------
                                                                                                             57,315,133

------------------------------------------------------------------------------------------------------------------------
 Financials--2.8%
------------------------------------------------------------------------------------------------------------------------
 Banks--0.4%
 ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 4                               2,808,552                1,323,610
------------------------------------------------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                              578,000                  621,350
------------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                       750,000                  774,375
------------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08        3,450,000                1,776,750
------------------------------------------------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12 1                         1,600,000                1,604,000
                                                                                                        ----------------
                                                                                                              6,100,085

------------------------------------------------------------------------------------------------------------------------
 Diversified Financials--0.6%
 AmeriCredit Corp., 9.875% Sr. Nts., 4/15/06                                         3,000,000                2,340,000
------------------------------------------------------------------------------------------------------------------------
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12 1                               2,800,000                2,968,000
------------------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                      1,400,000                  500,500
------------------------------------------------------------------------------------------------------------------------



15  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Diversified Financials Continued
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                           $ 2,500,000           $    2,812,500
                                                                                                        ----------------
                                                                                                              8,621,000

------------------------------------------------------------------------------------------------------------------------
 Insurance--0.1%
 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/09 1,5,6                                1,000,000                  270,000
------------------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., 5.75% Nts., 11/19/07 2,4                                          600,000                  610,902
                                                                                                        ----------------
                                                                                                                880,902

------------------------------------------------------------------------------------------------------------------------
 Real Estate--1.7%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                       350,000                  232,750
------------------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts.,
 6/15/11 1                                                                             500,000                  470,000
------------------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09                               1,500,000                1,623,750
------------------------------------------------------------------------------------------------------------------------
 Felcor Lodging LP:
 8.50% Sr. Nts., 6/1/11                                                              3,394,000                2,978,235
 9.50% Sr. Unsec. Nts., 9/15/08                                                      1,000,000                  920,000
------------------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                             5,250,000                4,961,250
------------------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                           4,300,000                4,305,375
------------------------------------------------------------------------------------------------------------------------
 IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                 700,000                  752,177
------------------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                   600,000                  399,000
 9.125% Sr. Unsec. Nts., 1/15/11                                                     1,950,000                1,647,750
------------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
 Series B, 4/1/08                                                                    7,100,000                7,135,500
                                                                                                        ----------------
                                                                                                             25,425,787

------------------------------------------------------------------------------------------------------------------------
 Health Care--5.6%
------------------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.6%
 Dade Behring Holdings, Inc., 11.91% Sr. Sub. Nts., 10/3/10                            900,000                1,008,000
------------------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts.,
 5/1/12                                                                              3,000,000                3,210,000
------------------------------------------------------------------------------------------------------------------------
 Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B,
 11/1/07 1                                                                           1,100,000                1,149,500
------------------------------------------------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                      2,500,000                2,562,500
------------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts.,
 8/1/11                                                                                550,000                  525,250
                                                                                                        ----------------
                                                                                                              8,455,250

------------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--4.9%
 AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08                                     2,000,000                2,150,000
------------------------------------------------------------------------------------------------------------------------
 Alderwoods Group, Inc., 12.25% Sr. Nts., 1/2/09                                     2,100,000                1,911,000
------------------------------------------------------------------------------------------------------------------------
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                         900,000                  864,000
------------------------------------------------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Sub. Nts., 4/1/13 2                                     2,000,000                2,070,000
------------------------------------------------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                          2,975,000                2,513,875
------------------------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10               2,200,000                2,189,000
------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                        2,800,000                2,891,000
------------------------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09                            1,250,000                1,343,750




16  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 HCA, Inc.:
 6.95% Sr. Nts., 5/1/12                                                            $ 4,000,000           $    4,293,140
 7.875% Sr. Nts., 2/1/11                                                               800,000                  896,901
------------------------------------------------------------------------------------------------------------------------
 HCA-Healthcare Co. (The), 8.75% Sr. Nts., 9/1/10                                    1,600,000                1,881,789
------------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12 5                                            5,750,000                2,673,750
------------------------------------------------------------------------------------------------------------------------
 InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11                        2,000,000                1,930,000
------------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc.:
 9% Sr. Sub. Nts., 2/15/08 5,6                                                       2,400,000                  636,000
 9.375% Sr. Nts., 11/15/07 2                                                         6,850,000                5,719,750
------------------------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                     2,900,000                2,697,000
------------------------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Sub. Nts., 12/1/12 2                                    2,650,000                2,789,125
------------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
 6/1/09                                                                              3,300,000                3,597,000
------------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12 2                              2,200,000                2,178,000
------------------------------------------------------------------------------------------------------------------------
 Select Medical Corp., 9.50% Sr. Unsec. Sub. Nts., 6/15/09                           1,300,000                1,381,250
------------------------------------------------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                      4,800,000                5,286,000
------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp.:
 6.375% Sr. Nts., 12/1/11                                                            7,602,000                7,316,925
 6.50% Sr. Nts., 6/1/12                                                              2,400,000                2,316,000
------------------------------------------------------------------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                      3,850,000                4,177,250
------------------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                       500,000                  525,000
------------------------------------------------------------------------------------------------------------------------
 Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09 1                              5,000,000                5,500,000
                                                                                                        ----------------
                                                                                                             71,727,505

------------------------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.1%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                            850,000                  871,250
------------------------------------------------------------------------------------------------------------------------
 Industrials--9.7%
------------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense--0.9%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                      2,400,000                2,592,000
------------------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08 1                                                                3,600,000                1,332,000
------------------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                               700,000                  441,000
------------------------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                           500,000                  532,500
------------------------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Sub. Nts., 12/15/12 2                                    1,700,000                1,814,750
------------------------------------------------------------------------------------------------------------------------
 TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08                                     2,100,000                2,220,750
------------------------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13 2                                                          2,000,000                2,010,000
 11% Sr. Sub. Nts., 2/15/13 2                                                        2,300,000                2,305,750
                                                                                                        ----------------
                                                                                                             13,248,750

------------------------------------------------------------------------------------------------------------------------
 Air Freight & Couriers--0.0%
 Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06                                   2,000,000                  370,000
------------------------------------------------------------------------------------------------------------------------
 Airlines--0.3%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05 1                              2,000,000                  710,000



17  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Airlines Continued
 Amtran, Inc.:
 9.625% Nts., 12/15/05 1                                                           $ 1,800,000           $      630,000
 10.50% Sr. Nts., 8/1/04 1                                                           7,700,000                2,695,000
                                                                                                        ----------------
                                                                                                              4,035,000

------------------------------------------------------------------------------------------------------------------------
 Building Products--0.3%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                            2,000,000                2,150,000
------------------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07                                              900,000                  933,750
 9.25% Sr. Nts., Series B, 3/15/07                                                     700,000                  723,625
 9.875% Sr. Unsec. Sub. Nts., 6/15/11                                                1,000,000                1,045,000
                                                                                                        ----------------
                                                                                                              4,852,375

------------------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--3.4%
 Allied Waste North America, Inc.:
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                            1,300,000                1,330,875
 8.50% Sr. Sub. Nts., 12/1/08                                                        5,800,000                6,126,250
 8.875% Sr. Nts., Series B, 4/1/08                                                   4,300,000                4,574,125
 9.25% Sr. Nts., 9/1/12 2                                                            5,850,000                6,252,187
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                          1,650,000                1,720,125
------------------------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
 11/15/05 1,5,6                                                                      1,500,000                   20,625
------------------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 5,6                              4,600,000                1,063,750
------------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                             2,000,000                1,850,000
------------------------------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                                                 2,250,000                2,387,813
------------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                         1,080,000                  490,050
------------------------------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07 1                                        1,150,000                1,196,000
------------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                2,000,000                1,510,000
------------------------------------------------------------------------------------------------------------------------
 Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                            4,000,000                4,340,000
------------------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,5,6                 3,300,000                    4,290
------------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                     6,000,000                5,880,000
------------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                         3,450,000                3,372,375
------------------------------------------------------------------------------------------------------------------------
 Moore North American Finance, Inc., 7.875% Sr. Nts., 1/15/11 2                      1,300,000                1,352,000
------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr.
 Unsec. Nts., 8/15/05 1                                                              2,400,000                1,980,000
------------------------------------------------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09                  2,125,000                2,475,625
------------------------------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                             1,800,000                1,935,000
                                                                                                        ----------------
                                                                                                             49,861,090

------------------------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.1%
 Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts.,
 Series C, 2/1/09 1                                                                  1,000,000                  965,000
------------------------------------------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Nts., 9/15/09 2                                               1,000,000                  935,000
                                                                                                        ----------------
                                                                                                              1,900,000





18  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Electrical Equipment--0.1%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 1                        $ 1,500,000           $    1,252,500
------------------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--1.5%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts.,
 8/15/08                                                                             6,445,000                6,799,475
------------------------------------------------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                     7,500,000                2,887,500
------------------------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                                                              12,900,000               12,126,000
 6.75% Sr. Unsub. Nts., 2/15/11                                                        300,000                  288,000
                                                                                                        ----------------
                                                                                                             22,100,975

------------------------------------------------------------------------------------------------------------------------
 Machinery--2.2%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                            1,606,000                1,887,050
------------------------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                           5,600,000                6,090,000
------------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09 1                                           2,250,000                1,586,250
------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts.,
 3/1/08                                                                              1,500,000                1,230,000
------------------------------------------------------------------------------------------------------------------------
 Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07 1                         250,000                  121,250
------------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12                             3,350,000                3,517,500
------------------------------------------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09 1                                           1,900,000                2,033,000
------------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
 Series B, 6/15/07                                                                   3,385,000                2,860,325
------------------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13                                                   4,400,000                4,697,000
------------------------------------------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                 1,200,000                1,185,000
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                 3,400,000                3,383,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                        500,000                  520,000
------------------------------------------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                       2,000,000                2,130,000
                                                                                                        ----------------
                                                                                                             31,240,375

------------------------------------------------------------------------------------------------------------------------
 Marine--0.5%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                            4,600,000                4,945,000
------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,5,6                       3,500,000                1,575,000
------------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship
 Mtg. Nts., 6/30/07 1,5                                                              3,800,000                1,216,000
                                                                                                        ----------------
                                                                                                              7,736,000

------------------------------------------------------------------------------------------------------------------------
 Road & Rail--0.4%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                     2,800,000                2,996,000
------------------------------------------------------------------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12                                                  1,800,000                1,872,000
                                                                                                        ----------------
                                                                                                              4,868,000

------------------------------------------------------------------------------------------------------------------------
 Information Technology--2.2%
------------------------------------------------------------------------------------------------------------------------
 Communications Equipment--0.1%
 Motorola, Inc., 7.625% Sr. Nts., 11/15/10                                           1,000,000                1,080,000
------------------------------------------------------------------------------------------------------------------------
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07                         3,315,000                  963,007
                                                                                                        ----------------
                                                                                                              2,043,007





19  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.2%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                             $ 2,900,000           $    3,052,250
------------------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.9%
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09 1                                                                  1,500,000                1,672,500
------------------------------------------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
 Series B, 8/1/05 1                                                                    802,000                  793,980
------------------------------------------------------------------------------------------------------------------------
 Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                 2,200,000                2,450,250
------------------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 1                          4,000,000                4,250,000
------------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,5,6                                     6,500,000                  162,500
------------------------------------------------------------------------------------------------------------------------
 Xerox Capital plc (Europe), 5.875% Nts., 5/15/04                                    3,000,000                2,985,000
                                                                                                        ----------------
                                                                                                             12,314,230

------------------------------------------------------------------------------------------------------------------------
 Internet Software & Services--0.1%
 Exodus Communications, Inc., 10.75% Sr. Nts.,
 12/15/09 1,5,6[EUR]                                                                 3,532,559                  173,463
------------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc.
 Nts., 4/15/08 1,5,6,7                                                               4,750,000                      475
------------------------------------------------------------------------------------------------------------------------
 Globix Corp., 9.075% Sr. Nts., 4/26/08 1                                              393,440                  283,277
------------------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06 1,5,6[EUR]                                          3,250,000                  128,557
------------------------------------------------------------------------------------------------------------------------
 11% Sr. Nts., 8/1/09 5,6                                                            1,976,452                  123,528
                                                                                                        ----------------
                                                                                                                709,300

------------------------------------------------------------------------------------------------------------------------
 Office Electronics--0.1%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06 1                                 1,300,000                1,046,500
------------------------------------------------------------------------------------------------------------------------
 Xerox Corp., 7.15% Nts., 8/1/04                                                       900,000                  897,750
                                                                                                        ----------------
                                                                                                              1,944,250

------------------------------------------------------------------------------------------------------------------------
 Semiconductor Equipment & Products--0.8%
 AMI Semiconductor, Inc., 10.75% Sr. Sub. Nts., 2/1/13 2                             4,200,000                4,431,000
------------------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                                                       1,300,000                1,280,500
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                 3,500,000                3,447,500
------------------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor Corp., 10.50% Sr. Unsec. Sub. Nts.,
 2/1/09                                                                              2,750,000                3,093,750
                                                                                                        ----------------
                                                                                                             12,252,750

------------------------------------------------------------------------------------------------------------------------
 Materials--12.1%
------------------------------------------------------------------------------------------------------------------------
 Chemicals--4.2%
 Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., Series B,
 7/1/11                                                                              1,100,000                  759,000
------------------------------------------------------------------------------------------------------------------------
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                         700,000                  598,500
------------------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                        2,000,000                  810,000
------------------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11 1                          5,250,000                5,827,500
------------------------------------------------------------------------------------------------------------------------
 Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09                               1,000,000                  906,197
------------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09[EUR]                                             400,000                  350,275
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                7,250,000                6,905,625
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09 8                               2,400,000                  612,000




20  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Chemicals Continued
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                               $ 5,800,000           $    6,206,000
------------------------------------------------------------------------------------------------------------------------
 IMC Global, Inc., 7.625% Bonds, 11/1/05                                             1,400,000                1,421,000
------------------------------------------------------------------------------------------------------------------------
 ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                               3,500,000                3,788,750
------------------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                 1,800,000                1,773,000
------------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08                                                           1,300,000                1,267,500
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                              5,650,000                5,678,250
 9.875% Sec. Nts., Series B, 5/1/07                                                  8,400,000                8,442,000
 10.875% Sr. Sub. Nts., 5/1/09                                                       3,600,000                3,366,000
------------------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11                           3,800,000                4,208,500
------------------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                         300,000                  235,500
------------------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                     891,021                  690,541
------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.79% Sr. Sec. Nts., 12/31/06 1,4                                 297,007                  221,270
------------------------------------------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                                 1,250,000                  982,813
------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                                                       1,629,839                1,059,396
 11.25% Sr. Sub. Nts., 8/15/06 5,6                                                   4,500,000                       --
------------------------------------------------------------------------------------------------------------------------
 Terra Industries, Inc., 10.50% Sr. Nts., Series B, 6/15/05                          4,300,000                3,676,500
------------------------------------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 1                                  942,000                  946,710
                                                                                                        ----------------
                                                                                                             60,732,827

------------------------------------------------------------------------------------------------------------------------
 Containers & Packaging--3.5%
 Ball Corp.:
 6.875% Sr. Nts., 12/15/12 2                                                           900,000                  932,625
 7.75% Sr. Unsec. Nts., 8/1/06                                                       1,500,000                1,593,750
------------------------------------------------------------------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11 2                                                       2,800,000                2,810,500
 10.875% Sr. Sec. Nts., 3/1/13 2                                                     1,400,000                1,422,750
------------------------------------------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12                                  2,500,000                2,562,500
------------------------------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                             2,300,000                2,472,500
------------------------------------------------------------------------------------------------------------------------
 Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                                      1,500,000                1,605,000
------------------------------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12 2                                    2,800,000                2,964,500
------------------------------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 8.75% Sr. Sec. Nts., 11/15/12 2                                                     2,900,000                2,997,875
 8.75% Sr. Sec. Nts., 11/15/12 2                                                     1,100,000                1,137,125
 8.875% Sr. Sec. Nts., 2/15/09                                                       5,700,000                5,913,750
------------------------------------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                                     2,500,000                2,625,000
 10.875% Sr. Sub. Nts., 4/1/08                                                       4,450,000                4,628,000
------------------------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                                                             4,150,000                4,461,250
 9.25% Sr. Unsec. Nts., 2/1/08                                                       3,000,000                3,300,000
 9.75% Sr. Unsec. Nts., 2/1/11                                                       4,000,000                4,450,000
------------------------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                  4,400,000                4,466,000
                                                                                                        ----------------
                                                                                                             50,343,125





21  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Metals & Mining--2.8%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12                                                    $ 3,200,000           $    2,944,000
 7.875% Sr. Unsec. Nts., 2/15/09                                                       400,000                  370,000
------------------------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec.
 Sub. Nts., 9/15/09                                                                    600,000                  219,000
------------------------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts.,
 Series B, 4/1/09                                                                    2,300,000                2,374,750
------------------------------------------------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07 1,5,6                      2,193,499                   49,354
------------------------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                 3,300,000                3,316,500
------------------------------------------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 7.94% Sr. Sub. Nts., Series B, 5/15/08                    1,635,000                1,267,125
------------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
 2/1/08 1                                                                              433,000                   21,650
------------------------------------------------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                               2,500,000                2,587,500
------------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06 5,6                                            3,000,000                1,875,000
 12.75% Sr. Sub. Nts., 2/1/04 1,5,6                                                  6,200,000                  248,000
------------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07 1                                            5,745,000                3,619,350
------------------------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds,
 Series D, 3/1/09 5,6                                                               12,609,917                8,763,892
------------------------------------------------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10 2                                   850,000                  892,500
------------------------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                     2,800,000                2,684,500
------------------------------------------------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B,
 5/15/08 1                                                                           3,780,000                3,992,625
------------------------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Nts., 3/15/13 1                                    2,500,000                2,535,937
------------------------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                       1,500,000                1,537,500
------------------------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                        1,000,000                  895,000
------------------------------------------------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                    1,400,000                1,372,000
                                                                                                        ----------------
                                                                                                             41,566,183

------------------------------------------------------------------------------------------------------------------------
 Paper & Forest Products--1.6%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                      1,250,000                1,374,944
------------------------------------------------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 9                                                          1,100,000                1,192,125
 13.875% Sr. Sec. Nts., 7/15/07 1                                                      300,000                  330,000
------------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,5                                  9,300,000                1,395,000
------------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11                                                     5,100,000                4,819,500
 9.375% Sr. Nts., 2/1/13 2                                                           5,600,000                5,936,000
------------------------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08                            1,500,000                1,657,500
------------------------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                    4,000,000                3,960,000
------------------------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                  3,300,000                2,128,500
                                                                                                        ----------------
                                                                                                             22,793,569

------------------------------------------------------------------------------------------------------------------------
 Telecommunication Services--10.0%
------------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--4.5%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,5,6                                                   2,000,000                      200
 13% Sr. Unsec. Nts., 5/1/08 1,5,6[EUR]                                              1,700,000                      185




22  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 American Tower Escrow Corp., Units (each unit consists of $1,000 zero coupon sr. sub. disc. nts., 8/1/08 and one warrant to purchase 14.0953
 shares of common stock at $0.01 per share) 2,10                                   $ 4,900,000           $    3,258,500
------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,5,6                                     2,843,979                   42,660
------------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc.
 Debs., 11/15/07                                                                     1,600,000                1,192,000
------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07 5,6                               2,225,000                       --
------------------------------------------------------------------------------------------------------------------------
 Dex Media East LLC, 9.875% Sr. Nts., 11/15/09 2                                     3,500,000                3,963,750
------------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08 1                                       800,000                  596,000
------------------------------------------------------------------------------------------------------------------------
 DirecTV Holdings LLC, 8.375% Sr. Nts., 3/15/13 2                                    9,500,000               10,521,250
------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 11.875% Sr. Unsec. Nts., Series B, 1/15/10 1,5                                        800,000                   48,000
 12.125% Sr. Unsec. Disc. Nts., 2/15/08 1,5                                          1,300,000                   78,000
------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts.,
 Series B, 3/1/09 1,5,6,7                                                            2,500,000                  787,500
------------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                                 700,000                  682,500
------------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc., 12.50% Sr. Unsec. Disc. Nts., 2/15/08 1,5               6,900,000                   69,000
------------------------------------------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,5,6[EUR]                                     2,000,000                   10,912
------------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08 7                                                12,650,000                8,665,250
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10 7                                         2,000,000                1,140,000
 9.125% Sr. Unsec. Nts., 5/1/08                                                      8,900,000                6,986,500
------------------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts.,
 Series B, 11/15/08 1,5,6                                                            3,000,000                  105,000
------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 Escrow Shares, 10/1/07 5,6                                                          3,000,000                       --
 Escrow Shares, 3/15/08 5,6                                                          1,700,000                       --
 Escrow Shares, 11/15/08 5,6                                                         4,500,000                       --
------------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts.,
 2/15/10 1,5,6                                                                       1,900,000                  294,500
------------------------------------------------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,5,6                            4,000,000                  130,000
------------------------------------------------------------------------------------------------------------------------
 Qwest Capital Funding, Inc.:
 5.875% Nts., 8/3/04                                                                 5,400,000                4,914,000
 7.75% Nts., 8/15/06                                                                 2,800,000                2,296,000
------------------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc.,
 7.50% Sr. Unsec. Nts., Series B, 11/1/08                                            3,000,000                2,602,500
------------------------------------------------------------------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts., 11/1/04                                                            600,000                  600,000
 8.875% Nts., 3/15/12 2                                                              6,000,000                6,420,000
------------------------------------------------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10 2                                       2,200,000                2,332,000
------------------------------------------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.375% Nts., 3/15/12                                          4,800,000                5,136,000
------------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 1,5,6,7                                            4,500,000                  765,000
 0%/9.875% Sr. Disc. Nts., 4/15/09 1,5,6,7[GBP]                                      3,500,000                  829,841
 11.25% Sr. Nts., 11/1/08 5,6                                                        2,800,000                  546,000
------------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,5,6                                      2,250,000                       --
------------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08                                                               500,000                  397,500
------------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,5,6                                   3,200,000                       --
------------------------------------------------------------------------------------------------------------------------
 Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,5,6                        4,500,000                      450
                                                                                                        ----------------
                                                                                                             65,410,998





23  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--5.5%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                            $ 2,200,000           $    1,045,000
------------------------------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 1,5                          5,500,000                1,375,000
------------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 14% Sr. Unsec. Disc. Nts.,
 10/1/07 1,5,6                                                                       4,749,000                       --
------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11 7                                                1,200,000                  978,000
 10.625% Sr. Unsec. Disc. Nts., 11/15/07                                             5,635,000                5,522,300
 10.75% Sr. Nts., 8/1/11                                                             5,100,000                4,998,000
------------------------------------------------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts.,
 4/15/08 1,5,6,7                                                                     2,525,000                  214,625
------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                        2,600,000                2,626,000
------------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 1,5,7                               800,000                   44,000
------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,5,6,7                                    2,900,000                  333,500
 12.50% Sr. Nts., 4/15/10 1,5                                                        2,800,000                  406,000
------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09 1,5,6,7                                        3,300,000                  156,750
 11.125% Sr. Unsec. Disc. Nts., Series B, 10/15/07 1,5,6[CAD]                        2,500,000                   80,730
------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 9.375% Sr. Unsec. Nts., 11/15/09                                                   17,750,000               18,726,250
 10.65% Sr. Disc. Nts., 9/15/07                                                      1,000,000                1,047,500
 12% Sr. Unsec. Nts., 11/1/08                                                        1,000,000                1,080,000
------------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 0%/14% Sr. Disc. Nts., 2/1/09 7                                                     3,350,000                3,098,750
 11% Sr. Unsec. Nts., 3/15/10                                                        2,400,000                2,364,000
 12.50% Sr. Nts., 11/15/09                                                           3,400,000                3,502,000
------------------------------------------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09 2                                         9,900,000               11,112,750
------------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04 5,6                                       2,890,000                       --
------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                               900,000                  654,750
 9.75% Sr. Sub. Nts., 1/15/10                                                        3,950,000                2,873,625
------------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09                                                      2,300,000                1,656,000
 12% Sr. Unsec. Disc. Nts., 3/1/08                                                   5,745,000                4,452,375
------------------------------------------------------------------------------------------------------------------------
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09 7                                    1,197,000                1,202,985
 10.625% Sr. Unsec. Sub. Nts., 7/15/10                                               1,526,000                1,758,715
------------------------------------------------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09 7                                       616,000                  619,080
 10.375% Sr. Sub. Nts., 1/15/11                                                      2,417,000                2,797,678
------------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                                                2,250,000                1,912,500
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                 2,500,000                2,187,500
------------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
 Series B, 11/1/09 7                                                                 4,850,000                  824,500
                                                                                                        ----------------
                                                                                                             79,650,863

------------------------------------------------------------------------------------------------------------------------
 Utilities--7.4%
------------------------------------------------------------------------------------------------------------------------
 Electric Utilities--3.5%
 AES Corp. (The):
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                               2,500,000                2,100,000




24  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Electric Utilities Continued
 AES Corp. (The): Continued
 8.875% Sr. Unsec. Nts., 2/15/11                                                   $ 3,750,000           $    3,093,750
 9.375% Sr. Unsec. Nts., 9/15/10                                                     4,800,000                4,056,000
 9.50% Sr. Unsec. Nts., 6/1/09                                                       1,150,000                  991,875
 10% Sec. Nts., 7/15/05 2                                                            3,000,000                3,060,000
------------------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B,
 12/31/20 1                                                                          1,200,000                  702,000
------------------------------------------------------------------------------------------------------------------------
 Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                          1,350,000                1,323,000
------------------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
 12/15/09                                                                            1,392,222                1,440,950
------------------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 7.625% Sr. Nts., 4/15/06                                                              500,000                  302,500
 8.25% Sr. Unsec. Nts., 8/15/05                                                      1,000,000                  665,000
 8.50% Sr. Unsec. Nts., 2/15/11                                                     10,450,000                5,904,250
 8.625% Sr. Nts., 8/15/10                                                              600,000                  336,000
------------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09                                                             1,000,000                  845,000
 9.875% Sr. Unsec. Nts., 10/15/07                                                    5,200,000                4,836,000
------------------------------------------------------------------------------------------------------------------------
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-Through
 Certificates, 1/15/05                                                               1,500,000                1,327,500
------------------------------------------------------------------------------------------------------------------------
 CMS Panhandle Holding Co.:
 6.125% Sr. Nts., 3/15/04                                                            2,900,000                2,929,000
 7% Sr. Nts., 7/15/29                                                                  600,000                  576,000
------------------------------------------------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                                   350,000                  271,250
------------------------------------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                  1,000,000                1,115,063
------------------------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                       4,507,000                4,738,448
------------------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11[EUR]                          1,500,000                1,775,928
------------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11                       1,200,000                  618,000
------------------------------------------------------------------------------------------------------------------------
 Panhandle Eastern Pipe Line Co., 8.25% Sr. Nts., Series B, 4/1/10                     900,000                  972,000
------------------------------------------------------------------------------------------------------------------------
 Southern California Edison Co., 8% Sr. Sec. Nts., 2/15/07 2                         5,000,000                5,375,000
------------------------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                                   850,000                  911,625
                                                                                                        ----------------
                                                                                                             50,266,139

------------------------------------------------------------------------------------------------------------------------
 Gas Utilities--2.7%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.:
 8.875% Sr. Nts., 5/20/11 2                                                          1,000,000                1,065,000
 8.875% Sr. Unsec. Nts., 5/20/11                                                     2,800,000                2,982,000
------------------------------------------------------------------------------------------------------------------------
 ANR Pipeline, Inc., 8.875% Sr. Nts., 3/15/10 2                                      1,400,000                1,491,000
------------------------------------------------------------------------------------------------------------------------
 El Paso Corp., 7.875% Nts., 6/15/12 2                                               5,500,000                4,537,500
------------------------------------------------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts., 7/15/11                                          3,700,000                2,941,500
------------------------------------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                                                 2,500,000                2,312,500
 8% Sr. Unsub. Nts., 3/1/32                                                          3,500,000                3,377,500
 8.875% Sr. Nts., 3/15/10 2                                                          1,800,000                1,908,000
------------------------------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                    10,750,000                9,836,250
------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                                     10,400,000                8,996,000
                                                                                                        ----------------
                                                                                                             39,447,250





25  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Multi-Utilities--1.1%
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04                                         $   850,000           $      824,500
------------------------------------------------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                                                 1,100,000                1,119,250
 6.375% Sr. Sec. Nts., 2/1/08                                                          800,000                  796,000
 7.375% Nts., 9/15/23                                                                1,600,000                1,624,000
------------------------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc., 6.875% Sr. Unsec. Unsub. Nts., 4/1/11                       11,900,000                7,616,000
------------------------------------------------------------------------------------------------------------------------
 Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                  1,000,000                  915,000
------------------------------------------------------------------------------------------------------------------------
 Transcontinental Gas Pipe Line Corp.:
 6.125% Nts., 1/15/05                                                                  800,000                  792,000
 8.875% Sr. Unsub. Nts., Series B, 7/15/12                                             600,000                  639,000
------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 9.25% Sr. Unsec. Unsub. Nts., 3/15/04                    2,100,000                2,073,750
                                                                                                        ----------------
                                                                                                             16,399,500

------------------------------------------------------------------------------------------------------------------------
 Water Utilities--0.1%
 National Waterworks, Inc., 10.50% Sr. Sub. Nts., 12/1/12 1                          1,400,000                1,519,000
                                                                                                        ----------------
 Total Corporate Bonds and Notes (Cost $1,330,633,400)                                                    1,237,398,989

                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------
 Preferred Stocks--1.0%

 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,6,9                            137,443                    1,374
------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg. 9                                  6,829                  699,972
------------------------------------------------------------------------------------------------------------------------
 DigitalGlobe, Inc., 12% Cv., Series C, Non-Vtg. 1                                      67,788                   67,788
------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,6                               100,000                3,025,000
------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,6,9                       721                       72
------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,6          15,000                  438,750
------------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg. 1,6,9                 21,050                       --
------------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,6,9                                 3,727                       56
------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B 6,9                          2                      265
------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 6                                                 13,033                   36,401
------------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. 1,6,9         30,310                       --
------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 13% Cum., Series D, Non-Vtg. 9                                 3                      320
------------------------------------------------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A, Non-Vtg. 1,6                                        175                        2
------------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. 9                     501                3,945,375
------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 9                                5,896                2,019,380
------------------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg. 1,6                                  1                      995
------------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                       26,250                3,471,563
------------------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $14.08 Exchangeable 1,6,9                         22,624                       23
------------------------------------------------------------------------------------------------------------------------
 WorldCom, Inc., $8.63 Cum. Cv., Series F 1,6                                          100,000                   25,000
                                                                                                        ----------------
 Total Preferred Stocks (Cost $33,560,518)                                                                   13,732,336

------------------------------------------------------------------------------------------------------------------------
 Common Stocks--0.9%

 Adelphia Business Solutions, Inc.  6                                                    1,605                       40
------------------------------------------------------------------------------------------------------------------------
 American Stock Exchange Basic Industries SPDR                                          35,000                  643,300




26  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                                           Market Value
                                                                                        Shares               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Common Stocks Continued

 Cablevision Systems New York Group, Cl. A 6                                            40,000           $      759,600
------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                               525,000                4,126,500
------------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.                                                                       20,000                   88,200
------------------------------------------------------------------------------------------------------------------------
 Comcast Corp., Cl. A 6                                                                 30,000                  857,700
------------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 6                                                    132,227                   75,369
------------------------------------------------------------------------------------------------------------------------
 El Paso Corp.                                                                          25,000                  151,250
------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. 6                                                                        79,531                  234,616
------------------------------------------------------------------------------------------------------------------------
 Exelon Corp.                                                                            5,000                  252,050
------------------------------------------------------------------------------------------------------------------------
 Financial Select Sector SPDR Fund                                                      40,000                  830,400
------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B, Escrow shares 1,6                                1,665                       --
------------------------------------------------------------------------------------------------------------------------
 Globix Corp. 1,6                                                                       45,871                  114,678
------------------------------------------------------------------------------------------------------------------------
 Health Care Select Sector SPDR Fund                                                    10,000                  267,200
------------------------------------------------------------------------------------------------------------------------
 Horizon Natural Resources Co. 1,6                                                      66,667                      667
------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 6                                               79,703                   95,644
------------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                               6,325                  106,323
------------------------------------------------------------------------------------------------------------------------
 NTL, Inc. 6                                                                           147,374                1,307,207
------------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 6                                                                6,597                   34,107
------------------------------------------------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                                                  5,000                  164,500
------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 1,6                                                                 57,620                  259,290
------------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 6                                                           13,979                  111,832
------------------------------------------------------------------------------------------------------------------------
 Prandium, Inc. 6,11                                                                   323,326                   51,732
------------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd. 1,6                                                             288,828                       --
------------------------------------------------------------------------------------------------------------------------
 Siena Holdings, Inc. 1,6                                                               17,058                   20,470
------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 6                                                              5,480                  137,000
------------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp. 6                                                                   20,000                  671,600
------------------------------------------------------------------------------------------------------------------------
 Sun Microsystems, Inc. 6                                                               50,000                  163,000
------------------------------------------------------------------------------------------------------------------------
 Technology Select Sector SPDR Fund                                                     50,000                  715,000
------------------------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 1,6                                                               50,000                  225,000
------------------------------------------------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 1,6                                                      12,534                   14,414
------------------------------------------------------------------------------------------------------------------------
 Waste Management, Inc. 6                                                               20,000                  423,600
------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The)                                                              40,000                  183,200
------------------------------------------------------------------------------------------------------------------------
 WRC Media Corp. 1,6                                                                     8,794                       88
------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc. 6                                                              11,249                   43,871
                                                                                                        ----------------
 Total Common Stocks (Cost $30,691,585)                                                                      13,129,448



27  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                           Market Value
                                                                                         Units               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%

 ASAT Finance LLC Wts., Exp. 11/1/06 1,6                                                 2,000           $        2,500
------------------------------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. Wts.,
 Exp. 10/1/09 1,6                                                                        4,500                  832,500
------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05 6                                                                          13,281                       --
 Exp. 9/1/04 6                                                                          17,362                       --
------------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc. Wts., Exp. 12/31/50 6                                                  58,176                   55,267
------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,6                                                   3,300                       33
------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 1,6                                        2,320                       23
------------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,6                                    5,000                       50
------------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,6                                  3,450                       --
------------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08 1,6                                                6,000                       60
------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,6                                       725                        7
------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07 1,6                                                    5,000                       50
------------------------------------------------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03 1,6                                                     94                       --
------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 1,6                                                6,700                      335
------------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,6                                        17,655                      177
------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 1,6                                                                       19,990                      200
 Exp. 5/16/06 1,6                                                                           30                       --
------------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,6                                                    3,390                       34
------------------------------------------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03 1,6                         12,145                       --
------------------------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,6                                                       3,600                    1,350
------------------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08 1,6                                       7,885                       79
------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,6                                2,000                       20
------------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,6                                1,390                       --
------------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,6                                2,565                       26
------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 1,6                                                 28,880                      289
------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,6                                      3,200                       32
------------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,6                                                     5,000                    4,375
------------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 6                                            100,000                  101,000
------------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06 (cv. into Metromedia International
 Group, Inc.) 1,6                                                                        3,500                       35
------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03 1,6                                                                       28,000                       --
 Exp. 6/30/05 1,6                                                                       15,200                       --
------------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 1,6                          3,000                       30
------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/31/07 6                                          8,894                       --
------------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,6                                                    8,078                       81
------------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 1,6                                                      2,159                    1,079
------------------------------------------------------------------------------------------------------------------------
 Transocean, Inc. Wts., Exp. 5/1/09 2,6                                                  7,000                  166,250
                                                                                                        ----------------
 Total Rights, Warrants and Certificates (Cost $751,235)                                                      1,165,882



28  |  OPPENHEIMER CHAMPION INCOME FUND

                                                                                     Principal             Market Value
                                                                                        Amount               See Note 1
------------------------------------------------------------------------------------------------------------------------
 Structured Notes--5.9%

 Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts.:
 2.70%, 4/15/03                                                                    $10,000,000           $   11,408,000
 2.70%, 4/15/03                                                                      5,000,000                5,733,500
 5%, 3/31/04 12                                                                      5,000,000                5,000,000
 5%, 6/30/03 12                                                                     10,000,000               10,000,000
------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, High Yield Index Credit Linked Trust
 Nts., 9.70%, 11/15/07                                                              51,350,000               53,596,563
                                                                                                        ----------------
 Total Structured Notes (Cost $79,156,133)                                                                   85,738,063

------------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--4.0%

 Undivided interest of 60.83% in joint repurchase agreement (Market Value
 $94,677,000) with PaineWebber, Inc., 1.33%, dated 3/31/03, to be repurchased at
 $57,596,128 on 4/1/03, collateralized by Federal National Mortgage Assn.,
 5.50%, 4/1/33, with a value of $96,631,566 (Cost $57,594,000)                      57,594,000               57,594,000

------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,566,466,472)                                        98.8%           1,437,218,938
------------------------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                           1.2               17,979,682
                                                                                ----------------------------------------
 Net Assets                                                                              100.0%          $1,455,198,620
                                                                                ========================================





29  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
 CAD        Canadian Dollar
 EUR        Euro
 GBP        British Pound Sterling
1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $182,592,594 or 12.55% of the Fund's net assets as of March 31, 2003.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,164,876 or 0.15% of the Fund's net assets as of March 31, 2003.
4. Represents the current interest rate for a variable or increasing rate security.
5. Issuer is in default.
6. Non-income producing security.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Zero coupon bond reflects effective yield on the date of purchase.
9. Interest or dividend is paid-in-kind.
10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2003 amounts to $51,732. Transactions during the period in which the issuer was an affiliate are as follows:

                              Shares        Gross          Gross               Shares        Unrealized
                  September 30, 2002     Additions     Reductions      March 31, 2003       Depreciation
--------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Prandium, Inc.              323,326             --             --            323,326         $3,751,568

12. When-issued security to be delivered and settled after March 31, 2003. See accompanying Notes to Financial Statements.


30  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 March 31, 2003


------------------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,562,663,172)                       $1,437,167,206
 Affiliated companies (cost $3,803,300)                                     51,732
                                                                    ----------------
                                                                     1,437,218,938
------------------------------------------------------------------------------------
 Cash                                                                      132,630
------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                             32,999,793
 Shares of beneficial interest sold                                     10,463,275
 Investments sold                                                        1,387,000
 Other                                                                       7,708
                                                                    ----------------
 Total assets                                                        1,482,209,344

------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased (including $15,000,000 purchased
 on a when-issued basis)                                                18,694,052
 Shares of beneficial interest redeemed                                  4,089,773
 Dividends                                                               2,820,727
 Distribution and service plan fees                                        837,578
 Shareholder reports                                                       251,594
 Transfer and shareholder servicing agent fees                             238,154
 Trustees' compensation                                                      3,449
 Other                                                                      75,397

                                                                    ----------------
 Total liabilities                                                      27,010,724


------------------------------------------------------------------------------------
 Net Assets                                                         $1,455,198,620
                                                                    ================

------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                         $      171,025
------------------------------------------------------------------------------------
 Additional paid-in capital                                          2,047,728,587
------------------------------------------------------------------------------------
 Undistributed net investment income                                       696,001
------------------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                                    (464,154,466)
------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                                    (129,242,527)
                                                                    ----------------
 Net Assets                                                         $1,455,198,620
                                                                    ================




31  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued



--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per
 share (based on net assets of
 $799,213,332 and 93,880,599 shares of beneficial
 interest outstanding)                                                  $8.51
 Maximum offering price per share (net asset value
 plus sales charge of 4.75% of
 offering price)                                                        $8.93

--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $442,226,914
 and 52,008,298 shares of beneficial
 interest outstanding)                                                  $8.50

--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $204,244,494
 and 24,018,861 shares of beneficial
 interest outstanding)                                                  $8.50

--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $9,513,880
 and 1,117,151 shares of beneficial interest outstanding)               $8.52



 See accompanying Notes to Financial Statements.




32  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2003
------------------------------------------------------------------------------------
 Investment Income

 Interest (net of foreign withholding taxes of $15,858)               $ 70,990,829
------------------------------------------------------------------------------------
 Dividends                                                                 634,331
                                                                      --------------
 Total investment income                                                71,625,160

------------------------------------------------------------------------------------
 Expenses

 Management fees                                                         4,093,465
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   865,025
 Class B                                                                 2,144,689
 Class C                                                                   946,866
 Class N                                                                    18,458
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   771,547
 Class B                                                                   423,243
 Class C                                                                   180,268
 Class N                                                                    16,219
------------------------------------------------------------------------------------
 Shareholder reports                                                       152,655
------------------------------------------------------------------------------------
 Trustees' compensation                                                     21,492
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                19,284
------------------------------------------------------------------------------------
 Other                                                                      33,946
                                                                      --------------
 Total expenses                                                          9,687,157
 Less reduction to custodian expenses                                       (8,403)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                              (1,863)
                                                                      --------------
 Net expenses                                                            9,676,891


------------------------------------------------------------------------------------
 Net Investment Income                                                  61,948,269


------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                           (94,750,466)
 Closing of futures contracts                                             (651,762)
 Foreign currency transactions                                           2,045,310
                                                                      --------------
 Net realized loss                                                     (93,356,918)
------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                           167,357,260
 Translation of assets and liabilities denominated
 in foreign currencies                                                   2,677,206
                                                                      --------------
 Net change                                                            170,034,466
                                                                      --------------
 Net realized and unrealized gain                                       76,677,548

------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                 $138,625,817
                                                                      ==============




 See Accompanying Notes to Financial Statements.




33  |  OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months                      Year
                                                                           Ended                     Ended
                                                                  March 31, 2003             September 30,
                                                                      (Unaudited)                     2002
--------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                             $  61,948,269            $  117,434,481
--------------------------------------------------------------------------------------------------------------
 Net realized loss                                                   (93,356,918)             (223,510,746)
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                               170,034,466                66,809,320
                                                                  ----------------------------------------
 Net increase (decrease) in net assets resulting
 from operations                                                     138,625,817               (39,266,945)

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                             (33,998,908)              (61,569,881)
 Class B                                                             (19,150,652)              (39,918,096)
 Class C                                                              (8,458,797)              (15,672,850)
 Class N                                                                (340,839)                 (273,099)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                              99,098,775                69,529,774
 Class B                                                             (14,073,004)              (30,002,711)
 Class C                                                              13,260,120                 9,354,626
 Class N                                                               2,952,762                 5,710,405

--------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                           177,915,274              (102,108,777)
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                               1,277,283,346             1,379,392,123
                                                                  ----------------------------------------
 End of period [including
 undistributed net investment
 income of $696,001 and
 $696,928, respectively]                                          $1,455,198,620            $1,277,283,346
                                                                  ========================================



 See accompanying Notes to Financial Statements.


34  |  OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

                                                 Six Months                                                       Year
                                                      Ended                                                      Ended
                                             March 31, 2003                                                  Sept. 30,
 Class A                                        (Unaudited)        2002         2001      2000        1999        1998
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 8.05      $ 9.00      $11.00    $ 11.84     $ 12.18     $ 13.49
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .40         .77        1.03       1.15        1.10        1.09
 Net realized and unrealized gain (loss)                .46        (.95)      (1.97)      (.76)       (.25)      (1.11)
                                                 ------------------------------------------------------------------------
 Total from investment operations                       .86        (.18)       (.94)       .39         .85        (.02)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.40)       (.77)      (1.06)     (1.15)      (1.10)      (1.05)
 Tax return of capital distribution                      --          --           --        --          --        (.04)
 Distributions from net realized gain                    --          --           --      (.08)       (.09)       (.20)
                                                 ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.40)       (.77)      (1.06)     (1.23)      (1.19)      (1.29)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $8.51       $8.05      $ 9.00     $11.00      $11.84      $12.18
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   10.88%      (2.49)%     (9.19)%     3.42%       7.15%      (0.49)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)          $799,213    $659,017     $670,207  $672,817    $675,395    $572,354
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $706,869    $718,443     $696,332  $681,335    $644,839    $567,689
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 9.65%       8.57%      10.14%     10.02%       9.01%       8.18%
 Expenses                                              1.12%       1.14%       1.07%      1.05%       1.06%       1.06% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 43%         62%          47%       34%         47%        100%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


35  |  OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                 Six Months                                                       Year
                                                      Ended                                                      Ended
                                             March 31, 2003                                                  Sept. 30,
 Class B                                        (Unaudited)        2002         2001      2000        1999        1998
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 8.04      $ 8.99       $10.98   $ 11.83     $ 12.17     $ 13.48
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .37         .70          .96      1.06        1.01         .99
 Net realized and unrealized gain (loss)                .46        (.95)       (1.97)     (.77)       (.25)      (1.11)
                                                 ------------------------------------------------------------------------
 Total from investment operations                       .83        (.25)       (1.01)      .29         .76        (.12)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.37)       (.70)        (.98)    (1.06)      (1.01)       (.95)
 Tax return of capital distribution                      --          --           --        --          --        (.04)
 Distributions from net realized gain                    --          --           --      (.08)       (.09)       (.20)
                                                 ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.37)       (.70)        (.98)    (1.14)      (1.10)      (1.19)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $8.50       $8.04        $8.99    $10.98      $11.83      $12.17
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   10.49%      (3.23)%      (9.81)%    2.54%       6.36%      (1.25)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $442,227    $432,009     $515,270  $534,309    $530,619    $388,572
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $430,168    $508,625     $540,165  $534,106    $475,049    $326,804
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 8.93%       7.85%       9.40%      9.25%       8.25%       7.42%
 Expenses                                              1.85%       1.89%       1.82%      1.80%       1.81%       1.81% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 43%         62%          47%       34%         47%        100%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

36  |  OPPENHEIMER CHAMPION INCOME FUND

                                                 Six Months                                                       Year
                                                      Ended                                                      Ended
                                             March 31, 2003                                                  Sept. 30,
 Class C                                        (Unaudited)        2002         2001      2000        1999        1998
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 8.04      $ 8.99       $10.98   $ 11.83     $ 12.17     $ 13.48
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .37         .70          .96      1.06        1.01         .99
 Net realized and unrealized gain (loss)                .46        (.95)       (1.97)     (.77)       (.25)      (1.11)
                                                 ------------------------------------------------------------------------
 Total from investment operations                       .83        (.25)       (1.01)      .29         .76        (.12)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.37)       (.70)        (.98)    (1.06)      (1.01)       (.95)
 Tax return of capital distribution                      --          --           --        --          --        (.04)
 Distributions from net realized gain                    --          --           --      (.08)       (.09)       (.20)
                                                 ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.37)       (.70)        (.98)    (1.14)      (1.10)      (1.19)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $8.50       $8.04        $8.99    $10.98      $11.83      $12.17
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   10.50%      (3.23)%      (9.82)%    2.52%       6.35%      (1.25)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $204,244    $180,131     $192,898  $211,809    $252,277    $224,439
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $190,024    $200,233     $208,439  $230,954    $246,416    $210,338
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 8.93%       7.83%       9.40%      9.23%       8.25%       7.42%
 Expenses                                              1.84%       1.89%       1.82%      1.80%       1.81%       1.81% 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 43%         62%          47%       34%         47%        100%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


37  |  OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                               Six Months                    Year
                                                                    Ended                   Ended
                                                           March 31, 2003               Sept. 30,
 Class N                                                      (Unaudited)        2002      2001 1
----------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                              $ 8.05      $ 9.00      $10.75
----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                .39         .73         .57
 Net realized and unrealized gain (loss)                              .46        (.93)      (1.75)
                                                                  ----------------------------------
 Total from investment operations                                     .85        (.20)      (1.18)
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                (.38)       (.75)       (.57)
 Tax return of capital distribution                                    --          --          --
 Distributions from net realized gain                                  --          --          --
                                                                  ----------------------------------
 Total dividends and/or distributions to shareholders                (.38)       (.75)       (.57)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $8.52       $8.05      $ 9.00
                                                                  ==================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                 10.78%      (2.71)%    (11.29)%

----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                          $9,514      $6,126      $1,017
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $7,422      $3,398      $  330
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                               9.21%       8.04%       9.72%
 Expenses                                                            1.59%       1.36%       1.07%
 Expenses, net of reduction to custodian
 expenses and/or voluntary waiver of transfer
 agent fees                                                          1.54%       1.36%       1.07%
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               43%         62%         47%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


38  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2003, the market value of these securities comprised 5.9% of the Fund's net assets, and resulted in unrealized gains in the current period of $6,581,930.

--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or



39  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of March 31, 2003, the Fund had entered into when-issued purchase commitments of $15,000,000.

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2003, securities with an aggregate market value of $34,556,153, representing 2.37% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.



40  |  OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $440,936,833. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                 Expiring
                 ------------------------------------------
                 2008                         $ 19,623,850
                 2009                           30,381,616
                 2010                           94,306,197
                                              ------------
                 Total                        $144,311,663
                                              ============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended March 31, 2003 and the year ended September 30, 2002 was as follows:

                                               Six Months Ended                    Year Ended
                                                 March 31, 2003            September 30, 2002
                 ----------------------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                    $61,949,196                  $117,433,926
                 Long-term capital gain                      --                            --
                 Return of capital                           --                            --
                                                    -----------------------------------------
                 Total                              $61,949,196                  $117,433,926
                                                    =========================================

41  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                Six Months Ended March 31, 2003            Year Ended September 30, 2002
                                     Shares              Amount               Shares              Amount
------------------------------------------------------------------------------------------------------------
 Class A
 Sold                            30,491,998       $ 250,885,055           36,530,526       $ 328,727,660
 Dividends and/or
 distributions reinvested         3,123,900          25,862,156            5,249,245          46,643,037
 Redeemed                       (21,645,740)       (177,648,436)         (34,366,220)       (305,840,923)
                                ----------------------------------------------------------------------------
 Net increase                    11,970,158       $  99,098,775            7,413,551       $  69,529,774
                                ============================================================================

------------------------------------------------------------------------------------------------------------
 Class B
 Sold                             5,149,017       $  42,455,412           10,914,263       $  98,367,207
 Dividends and/or
 distributions reinvested         1,538,082          12,705,909            2,828,236          25,139,668
 Redeemed                        (8,439,387)        (69,234,325)         (17,326,173)       (153,509,586)
                                ----------------------------------------------------------------------------
 Net decrease                    (1,752,288)      $ (14,073,004)          (3,583,674)      $ (30,002,711)
                                ============================================================================

------------------------------------------------------------------------------------------------------------
 Class C
 Sold                             4,072,747       $  33,491,886            7,409,566       $  66,622,378
 Dividends and/or
 distributions reinvested           647,994           5,356,008            1,043,139           9,249,907
 Redeemed                        (3,116,121)        (25,587,774)          (7,504,307)        (66,517,659)
                                ----------------------------------------------------------------------------
 Net increase                     1,604,620       $  13,260,120              948,398       $   9,354,626
                                ============================================================================


42  |  OPPENHEIMER CHAMPION INCOME FUND

                                Six Months Ended March 31, 2003            Year Ended September 30, 2002
                                     Shares              Amount               Shares              Amount
------------------------------------------------------------------------------------------------------------
 Class N
 Sold                               403,746         $ 3,342,961              693,111         $ 6,113,908
 Dividends and/or
 distributions reinvested            40,348             334,685               31,332             271,416
 Redeemed                           (88,094)           (724,884)             (76,351)           (674,919)
                                ----------------------------------------------------------------------------
 Net increase                       356,000          $2,952,762              648,092          $5,710,405
                                ============================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were $607,404,132 and $515,232,179, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate          Class A       Concessions      Concessions       Concessions       Concessions
                     Front-End        Front-End        on Class A       on Class B        on Class C        on Class N
                 Sales Charges    Sales Charges            Shares           Shares            Shares            Shares
 Six Months         on Class A      Retained by       Advanced by      Advanced by       Advanced by       Advanced by
 Ended                  Shares      Distributor     Distributor 1    Distributor 1     Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------
 March 31, 2003       $731,548         $172,837          $164,478         $798,000          $171,504           $22,787

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


43  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

                                        Class A              Class B            Class C               Class N
                                    Contingent            Contingent         Contingent            Contingent
                                      Deferred               Deferred           Deferred              Deferred
                                 Sales Charges          Sales Charges     Sales Charges          Sales Charges
 Six Months                        Retained by           Retained by        Retained by           Retained by
 Ended                              Distributor           Distributor        Distributor           Distributor
--------------------------------------------------------------------------------------------------------------
 March 31, 2003                          $2,387              $981,309            $15,449                $4,064


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $865,025, all of which were paid by the Distributor to recipients, and included $38,481 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended March 31, 2003, were as follows:

                                                                                                 Distributor's
                                                                              Distributor's          Aggregate
                                                                                  Aggregate       Unreimbursed
                                                                               Unreimbursed      Expenses as %
                                   Total Payments        Amount Retained           Expenses      of Net Assets
                                       Under Plan         by Distributor         Under Plan           of Class
--------------------------------------------------------------------------------------------------------------
 Class B Plan                          $2,144,689             $1,668,719        $25,190,643              5.70%
 Class C Plan                             946,866                184,553          6,532,354              3.20
 Class N Plan                              18,458                 15,953            170,142              1.79


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


44  |  OPPENHEIMER CHAMPION INCOME FUND

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


45  |  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 7. Illiquid or Restricted Securities
 As of March 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2003 was $133,413,966, which represents 9.17% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                         Acquisition                    Valuation as of            Unrealized
 Security                                      Dates            Cost     March 31, 2003          Depreciation
-------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.,
 Series B, Escrow shares                      1/4/01         $6,660                  $--              $6,660
 Internet Commerce &
 Communications, Inc. Wts.,
 Exp. 7/3/03                                 9/29/98             --                   --                  --

--------------------------------------------------------------------------------
 8. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by

46  |  OPPENHEIMER CHAMPION INCOME FUND
 the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2003.

47  |  OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
 Trustees and Officers              James C. Swain, Chairman and Trustee
                                    John V. Murphy, President and Trustee
                                    William L. Armstrong, Trustee
                                    Robert G. Avis, Trustee
                                    George C. Bowen, Trustee
                                    Edward L. Cameron, Trustee
                                    Jon S. Fossel, Trustee
                                    Sam Freedman, Trustee
                                    Beverly L. Hamilton, Trustee
                                    Robert J. Malone, Trustee
                                    F. William Marshall, Jr., Trustee
                                    Dimitrios Kourkoulakos, Vice President
                                    Arthur P. Steinmetz, Vice President
                                    Robert G. Zack, Vice President and Secretary
                                    Brian W. Wixted, Treasurer

--------------------------------------------------------------------------------
 Investment Advisor                 OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Distributor                        OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder           OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors               Deloitte & Touche LLP

--------------------------------------------------------------------------------
 Legal Counsel                      Myer, Swanson, Adams & Wolf, P.C.
 to the Fund

--------------------------------------------------------------------------------
 Legal Counsel to the               Mayer Brown Rowe & Maw
 Independent Trustees

                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


                                    (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

48  |  OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMERFUNDS FAMILY

-----------------------------------------------------------------------------------------------------------
 Global Equity          Developing Markets Fund                         Global Fund
                        International Small Company Fund                Quest Global Value Fund, Inc.
                        International Growth Fund                       Global Opportunities Fund 1
-----------------------------------------------------------------------------------------------------------
 Equity                 Stock                                           Stock & Bond
                        Emerging Technologies Fund                      Quest Opportunity Value Fund
                        Emerging Growth Fund                            Total Return Fund, Inc.
                        Enterprise Fund                                 Quest Balanced Value Fund
                        Discovery Fund                                  Capital Income Fund
                        Main Street Small Cap Fund(R)                   Multiple Strategies Fund
                        Small Cap Value Fund                            Disciplined Allocation Fund
                        MidCap Fund                                     Convertible Securities Fund
                        Main Street Opportunity Fund(R)                 Specialty
                        Growth Fund                                     Real Asset Fund(R)
                        Capital Appreciation Fund                       Gold & Special Minerals Fund
                        Main Street Fund(R) 2                           Tremont Market Neutral Fund, LLC 3
                        Value Fund                                      Tremont Opportunity Fund, LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
-----------------------------------------------------------------------------------------------------------
 Income                 Taxable                                         Rochester Division
                        International Bond Fund                         California Municipal Fund 5
                        High Yield Fund                                 New Jersey Municipal Fund 5
                        Champion Income Fund                            AMT-Free New York Municipals 5,6
                        Strategic Income Fund                           Municipal Bond Fund
                        Bond Fund                                       Limited Term Municipal Fund
                        Total Return Bond Fund                          Rochester National Municipals
                        Senior Floating Rate Fund                       Rochester Fund Municipals
                        U.S. Government Trust                           Limited Term New York Municipal Fund
                        Limited-Term Government Fund                    Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
-----------------------------------------------------------------------------------------------------------
 Select Managers        Stock                                           Stock & Bond
                        Mercury Advisors Focus Growth Fund              QM Active Balanced Fund 4
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(R) Index Fund 4
-----------------------------------------------------------------------------------------------------------
 Money Market 7         Money Market Fund, Inc.                         Cash Reserves

1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income
Fund(R) on 4/30/03.
3. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on 1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

49  |  OPPENHEIMER CHAMPION INCOME FUND

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--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPCHX   Class B: OCHBX   Class C: OCHCX   Class N: OCHNX


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RS0190.001.0303    May 30, 2003